Columbia Small Cap Value Fund II
SUMMARY OF THE FUND
Investment Objective
Columbia Small Cap Value Fund II (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information about these and other sales charge discounts and waivers is available from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 21 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Small Cap Value Fund II	Class A		Class B		Class C		Class R	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		none		none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	none	[2]	1.00%	[3]	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	The Fund does not accept new investments in Class B shares, except for certain limited transactions. Class B shares were originally subject to a contingent deferred sales charge (CDSC). However, the Fund's current Class B investors have all held their shares for the requisite time period and are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, the Fund's Class B shares will convert to Class A shares.
[3]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Small Cap Value Fund II		Class A	Class B	Class C	Class R	Class R4	Class R5	Class Y	Class Z
Management fees		0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	none	none	none	none
Other expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.08%	0.03%	0.25%
Total annual Fund operating expenses		1.32%	2.07%	2.07%	1.57%	1.07%	0.90%	0.85%	1.07%
Less: Fee waivers and/or expense reimbursements	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	none	none	(0.05%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.27%	2.02%	2.02%	1.52%	1.02%	0.90%	0.85%	1.02%
[1]	Other expenses have been restated to reflect current transfer agency fees paid by the Fund.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2018, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.27% for Class A, 2.02% for Class B, 2.02% for Class C, 1.52% for Class R, 1.02% for Class R4, 0.905% for Class R5, 0.855% for Class Y and 1.02% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - Columbia Small Cap Value Fund II - USD ($)	1 year	3 years	5 years	10 years
Class A	697	965	1,252	2,070
Class B	205	644	1,109	2,204
Class C	305	644	1,109	2,396
Class R	155	491	850	1,863
Class R4	104	335	585	1,301
Class R5	92	287	498	1,108
Class Y	87	271	471	1,049
Class Z	104	335	585	1,301

Expense Example, No Redemption - Columbia Small Cap Value Fund II - USD ($)	1 year	3 years	5 years	10 years
Class A	697	965	1,252	2,070
Class B	205	644	1,109	2,204
Class C	205	644	1,109	2,396
Class R	155	491	850	1,863
Class R4	104	335	585	1,301
Class R5	92	287	498	1,108
Class Y	87	271	471	1,049
Class Z	104	335	585	1,301

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $25.4 million and $10.3 billion as of May 31, 2017) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of the companies in the Index are subject to change.

The Fund may invest up to 20% of its total assets in foreign securities, including depositary receipts. The Fund normally invests in common stocks and also may invest in real estate investment trusts. The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective or that the models will perform as expected.

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Small Company Securities Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year
[1]	Year to Date return as of March 31, 2017: 0.62%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 21.81% Worst 4th Quarter 2008 -23.89%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2016)
Average Annual Total Returns - Columbia Small Cap Value Fund II	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	May 01, 2002	16.28%	13.42%	6.88%
Class A | returns after taxes on distributions	May 01, 2002	14.84%	11.36%	5.80%
Class A | returns after taxes on distributions and sale of Fund shares	May 01, 2002	10.32%	10.50%	5.42%
Class B	May 01, 2002	22.52%	13.92%	6.71%
Class C	May 01, 2002	21.38%	13.91%	6.71%
Class R	Jan. 23, 2006	23.05%	14.48%	7.24%
Class R4	Nov. 08, 2012	23.64%	15.00%	7.62%
Class R5	Nov. 08, 2012	23.85%	15.15%	7.69%
Class Y	Nov. 08, 2012	23.92%	15.20%	7.71%
Class Z	May 01, 2002	23.64%	15.06%	7.78%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		31.74%	15.07%	6.26%